Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of loans principal, interest and financing service fee receivables - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Loans Principal Interest And Financing Service Fee Receivables Abstract
Loans principal, interest and financing service fee receivables	¥ 8,993,547,621	¥ 9,412,717,366
Impaired Financing Receivable, Related Allowance	12,247,836	61,479,897
- Individually assessed	(12,247,836)	(61,479,897)
- Collectively assessed	(727,055,237)	(914,370,954)
Subtotal	(739,303,073)	(975,850,851)
Net loans principal, interest and financing service fee receivables of home equity loan	8,254,244,548	8,436,866,515
Corporate loans:
Loans principal, interest and financing service fee receivables	463,254,567
Less: allowance for credit losses	(24,693,114)
Net loans principal, interest and financing service fee receivables of corporate loan	438,561,453
Net loans principal, interest and financing service fee receivables	¥ 8,692,806,001	¥ 8,436,866,515